Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Line Items]
Depreciation expense	$ 523,236	$ 429,417	$ 436,686
Impairment losses
Purchased new property and equipment		292,327
Cost	37,588		349,123
Accumulated depreciation	35,709		288,081
Equipment and machinery	1,879		61,042
Disposal of property and equipment	$ (1,832)		$ (61,059)